Award Timing Disclosure	12 Months Ended
	Dec. 31, 2025	Jun. 14, 2025 USD ($) item $ / shares
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure

We do not have a formal written policy in place with regard to the timing of stock option awards or other similar awards in relation to material nonpublic information.  Mr. Lee’s and Mr. Fanger’s employment agreements require their annual equity awards under the agreements to be granted within thirty days after the conclusion of our annual meeting of stockholders. For other individuals that receive equity awards, the compensation committee typically grants such awards in connection with our annual meeting of stockholders. On limited occasions, we may grant equity awards outside of our annual grant period for new hires, promotions or other purposes.

While we do not grant stock options in anticipation of, or immediately following, the release of material nonpublic information about us, Item 402(x) of Regulation S-K requires companies to disclose certain information in the event stock options were granted within the four-business-day period before or the one-business-day period after the filing of any Form 10-K, 10-Q, or 8-K containing material nonpublic information. We granted stock options to Mr. Lee on June 14, 2025 in connection with the execution of his new employment agreement dated June 14, 2025.  This grant occurred two business days before our Current Report on Form 8-K reporting the new employment agreement with Mr. Lee. Information for the grant is provided below pursuant to Item 402(x)(2) of Regulation S-K:

Percentage change in the closing
market price of the securities
underlying the award between the
trading day ending immediately prior
to the disclosure of material
		Number of	Exercise	Grant date	nonpublic information and the
		securities	price of the	fair value	trading date beginning immediately
		underlying	award	of the	following the disclosure of material
Grantee Name	Grant date	the award	($/share)	award	nonpublic information
Daniel R. Lee	6/14/2025	24,696	$3.03	$50,000	21.1%

Award Timing Method	While we do not grant stock options in anticipation of, or immediately following, the release of material nonpublic information about us, Item 402(x) of Regulation S-K requires companies to disclose certain information in the event stock options were granted within the four-business-day period before or the one-business-day period after the filing of any Form 10-K, 10-Q, or 8-K containing material nonpublic information. We granted stock options to Mr. Lee on June 14, 2025 in connection with the execution of his new employment agreement dated June 14, 2025.
Award Timing Predetermined	true
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	We do not have a formal written policy in place with regard to the timing of stock option awards or other similar awards in relation to material nonpublic information.
Awards Close in Time to MNPI Disclosures, Table

Percentage change in the closing
market price of the securities
underlying the award between the
trading day ending immediately prior
to the disclosure of material
		Number of	Exercise	Grant date	nonpublic information and the
		securities	price of the	fair value	trading date beginning immediately
		underlying	award	of the	following the disclosure of material
Grantee Name	Grant date	the award	($/share)	award	nonpublic information
Daniel R. Lee	6/14/2025	24,696	$3.03	$50,000	21.1%

Awards Close in Time to MNPI Disclosures
Name		Daniel R. Lee
Underlying Securities | item		24,696
Exercise Price | $ / shares		$ 3.03
Fair Value as of Grant Date | $		$ 50,000
Underlying Security Market Price Change		21.1